Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock [Abstract]
Treasury Stock

8. Treasury Stock

In November 2011, the Company's Board authorized a share repurchase program to repurchase up to US$10 million of the Company's American Depositary Shares ("ADSs") (each ADS represents twenty ordinary shares) from November 2011 to November 2012. As of December 31, 2011, the Company had repurchased an aggregate of 123,658 ADSs, representing 2,473,160 ordinary shares on the open market for total cash consideration of $562,502. The ordinary shares were subsequently cancelled in January 2012.